UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.
(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company
200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated
351 West Camden Street, Baltimore, MD 21201
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000 Date of fiscal year end: October 31, 2012 Date of reporting period: April 30, 2012

Item 1. Reports to Stockholders.	April 30, 2012

2012 Semi-Annual Report

iShares, Inc.

iShares Emerging Markets Corporate Bond Fund  |  CEMB  |  BATS

iShares Emerging Markets High Yield Bond Fund  |  EMHY  |  BATS

iShares Emerging Markets Local Currency Bond Fund  |  LEMB  |  NYSE Arca

iShares Global ex USD High Yield Corporate Bond Fund  |  HYXU  |  BATS

iShares Global High Yield Corporate Bond Fund  |  GHYG  |  BATS

Fund Performance Overview

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
0.94%	1.18%	0.86%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 4/17/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/19/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Emerging Markets Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Emerging Markets Corporate Bond IndexSM (the “Index”). The Index measures the performance of the U.S. dollar-denominated emerging market corporate bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 17, 2012 (inception date of the Fund) through April 30, 2012, the total return for the Fund was 0.94%, net of fees, while the total return for the Index was 0.86%.

PORTFOLIO ALLOCATION

As of 4/30/12

Sector/Investment Type	Percentage of Net Assets

Financial	24.88%
Energy	17.30
Foreign Agency Obligations	16.66
Basic Materials	12.07
Communications	6.95
Industrial	6.34
Utilities	5.39
Diversified	3.13
Consumer Non-Cyclical	3.03
Consumer Cyclical	1.06
Short-Term and Other Net Assets	3.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 4/30/12

Security	Percentage of Net Assets

Petrobras International Finance Co., 5.75%, 01/20/20 (Brazil)	4.98%
Petroleos de Venezuela SA, 9.00%, 11/17/21 (Venezuela)	2.82
Gazprom OAO Via Gaz Capital SA, 4.95%, 05/23/16 (Russia)	2.68
KazMunaiGas National Co., 9.13%, 07/02/18 (Kazakhstan)	2.47
Petroleos Mexicanos, 6.50%, 06/02/41 (Mexico)	2.41
Russian Agricultural Bank OJSC Via RSHB Capital SA, 7.18%, 05/16/13 (Russia)	2.36
Eskom Holdings Ltd., 5.75%, 01/26/21 (South Africa)	2.13
Taqa Abu Dhabi National Energy Co., 4.75%, 09/15/14 (United Arab Emirates)	2.09
Novatek Finance Ltd., 5.33%, 02/03/16 (Russia)	2.06
Banco Bradesco SA, 4.50%, 01/12/17 (Brazil)	2.06

TOTAL	26.06%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
1.56%	2.40%	1.54%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 4/3/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/3/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Emerging Markets High Yield Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Emerging Markets High Yield Bond IndexSM (the “Index”). The Index measures the performance of the below-investment-grade U.S. dollar-denominated emerging market sovereign and corporate high-yield bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 3, 2012 (inception date of the Fund) through April 30, 2012, the total return for the Fund was 1.56%, net of fees, while the total return for the Index was 1.54%.

BOND CREDIT QUALITY

As of 4/30/12

Moody’s Credit Rating	Percentage of Total Investments*

Baa3	0.83%
Ba1	7.24
Ba2	29.78
Ba3	11.21
B1	8.43
B2	20.94
B3	1.77
Not Rated	19.80

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS*

As of 4/30/12

Security	Percentage of Net Assets

Venezuela (Bolivarian Republic of), 5.75%, 02/26/16	10.24%
Turkey (Republic of), 5.13%, 03/25/22	8.44
Petroleos de Venezuela SA, 5.50%, 04/12/37 (Venezuela)	7.11
Philippines (Republic of the), 9.50%, 02/02/30	7.05
Venezuela (Bolivarian Republic of), 12.75%, 08/23/22	4.28
Ukraine (Government of), 7.75%, 09/23/20	3.36
Philippines (Republic of the), 8.38%, 06/17/19	2.63
Sri Lanka (Democratic Socialist Republic of), 7.40%, 01/22/15	2.42
VimpelCom Holdings BV, 7.50%, 03/01/22 (Russia)	2.39
Digicel Ltd., 8.25%, 09/01/17 (Jamaica)	2.36

TOTAL	50.28%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
4.22%	5.57%	4.22%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 10/18/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Emerging Markets Local Currency Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Emerging Markets Broad Local Currency Bond Index (the “Index”). The Index measures the performance of local currency-denominated sovereign bond markets of emerging market countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended April 30, 2012, the total return for the Fund was 1.61%, net of fees, while the total return for the Index was 1.55%.

BOND CREDIT QUALITY

As of 4/30/12

Moody’s Credit Rating	Percentage of Total Investments*

Aa3	0.37%
A1	25.33
A2	4.47
A3	9.18
Baa1	17.04
Baa2	9.28
Baa3	6.72
Ba1	4.58
Ba2	4.48
Not Rated	18.55

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/12

Security	Percentage of Net Assets

Brazil (Federative Republic of), 10.00%, 01/01/13	5.76%
Korea (Republic of), 5.25%, 09/10/15	4.84
Russian Federation (The), 7.85%, 03/10/18	4.64
Korea (Republic of), 4.25%, 12/10/12	4.54
Korea (Republic of), 4.75%, 09/17/13	4.11
Korea (Republic of), 5.50%, 12/10/29	3.65
Hungary (Republic of), 5.50%, 02/12/16	3.30
Brazil (Federative Republic of), 0.00%, 01/01/15	3.24
Brazil (Federative Republic of), 10.00%, 01/01/21	3.14
Israel (State of), 6.00%, 02/28/19	3.12

TOTAL	40.34%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
(0.60)%	0.36%	0.18%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 4/3/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/3/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Global ex USD High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Markit iBoxx Global Developed Markets ex-US High Yield Index (the “Index”). The Index is designed to provide a broad representation of the global ex-U.S. dollar high yield corporate bond market and consists of high yield corporate bonds denominated in Euros, British pounds sterling and Canadian dollars. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 3, 2012 (inception date of the Fund) through April 30, 2012, the total return for the Fund was (0.60)%, net of fees, while the total return for the Index was 0.18%.

PORTFOLIO ALLOCATION

As of 4/30/12

Sector	Percentage of Net Assets

Industrial	22.17%
Communications	19.57
Financial	18.97
Consumer Cyclical	16.85
Consumer Non-Cyclical	10.46
Basic Materials	4.17
Diversified	2.51
Energy	1.44
Utilities	0.66
Short-Term and Other Net Assets	3.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 4/30/12

Security	Percentage of Net Assets

Fiat Industrial Finance Europe SA, 5.25%, 03/11/15 (Luxembourg)	2.97%
HeidelbergCement Finance BV, 8.00%, 01/31/17 (Netherlands)	2.93
Lafarge SA, 5.38%, 06/26/17 (France)	2.88
Fiat Finance & Trade SA, 6.38%, 04/01/16 (Luxembourg)	2.84
Conti-Gummi Finance BV, 7.50%, 09/15/17 (Netherlands)	2.79
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17 (Germany)	2.79
Renault SA, 5.63%, 06/30/15 (France)	2.75
Banco Espirito Santo SA, 5.63%, 06/05/14 (Portugal)	2.65
Wind Acquisition Finance SA, 11.75%, 07/15/17 (Italy)	2.48
Caixa Geral de Depositos SA, 5.13%, 02/19/14 (Portugal)	2.06

TOTAL	27.14%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
0.62%	1.62%	0.77%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 4/3/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/5/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Global High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Markit iBoxx Global Developed Markets High Yield Index (the “Index”). The Index is designed to provide a broad representation of the global high yield corporate bond market and consists of high yield corporate bonds denominated in U.S. dollars, Euros, British pounds sterling and Canadian dollars. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 3, 2012 (inception date of the Fund) through April 30, 2012, the total return for the Fund was 0.62%, net of fees, while the total return for the Index was 0.77%.

PORTFOLIO ALLOCATION

As of 4/30/12

Sector	Percentage of Net Assets

Communications	20.78%
Consumer Non-Cyclical	14.94
Financial	14.05
Consumer Cyclical	11.64
Industrial	11.40
Energy	9.44
Utilities	5.66
Technology	4.21
Basic Materials	3.77
Short-Term and Other Net Assets	4.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS*

As of 4/30/12

Security	Percentage of Net Assets

HCA Inc., 6.50%, 02/15/20	2.12%
HeidelbergCement Finance BV, 8.00%, 01/31/17 (Netherlands)	1.74
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	1.71
Calpine Corp., 7.50%, 02/15/21	1.48
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, 7.13%, 04/15/19	1.46
CIT Group Inc., 7.00%, 05/02/16	1.39
Lafarge SA, 5.38%, 06/26/17 (France)	1.30
Fiat Finance & Trade SA, 6.38%, 04/01/16 (Luxembourg)	1.28
Ally Financial Inc., 8.00%, 03/15/20	1.14
AES Corp. (The), 8.00%, 10/15/17	1.13

TOTAL	14.75%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 (or commencement of operations, as applicable) to April 30, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value [a] (11/1/11)	Ending Account Value (4/30/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (11/1/11 to 4/30/12)
Emerging Markets Corporate
Actual	$1,000.00	$1,009.40	0.60%	$0.21
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02
Emerging Markets High Yield
Actual	1,000.00	1,015.60	0.65	0.48
Hypothetical (5% return before expenses)	1,000.00	1,021.60	0.65	3.27
Emerging Markets Local Currency
Actual	1,000.00	1,016.10	0.60	3.01
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares Bond Fund	Beginning Account Value [a] (11/1/11)	Ending Account Value (4/30/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (11/1/11 to 4/30/12)
Global ex USD High Yield Corporate
Actual	$1,000.00	$994.00	0.40%	$0.29
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.01
Global High Yield Corporate
Actual	1,000.00	1,006.20	0.40	0.30
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.01

[a]

The beginning of the period (commencement of operations) is April 3, 2012 for the iShares Emerging Markets High Yield, iShares Global ex USD High Yield Corporate and the iShares Global High Yield Corporate Bond Funds and April 17, 2012 for the iShares Emerging Markets Corporate Bond Fund.

[b]

Actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days for the iShares Emerging Markets Local Currency Bond Fund, 27 days for the iShares Emerging Markets High Yield, iShares Global ex USD High Yield Corporate and iShares Global High Yield Corporate Bond Funds and 13 days for the iShares Emerging Markets Corporate Bond Fund) and divided by the number of days in the year (366 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 80.15%

BRAZIL — 20.92%
Banco Bradesco SA
4.50%, 01/12/17[b]	$200	$208,000
Banco do Brasil SA
4.50%, 01/22/15[b]	100	104,500
Braskem Finance Ltd.
7.00%, 05/07/20[b]	100	111,250
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	100	117,250
Fibria Overseas Finance Ltd.
7.50%, 05/04/20[b]	100	104,750
Gerdau Trade Inc.
5.75%, 01/30/21[b]	100	105,900
Itau Unibanco Holding SA
6.20%, 04/15/20[b]	100	106,000
JBS USA LLC
7.25%, 06/01/21[b]	46	43,930
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/21[b]	100	106,457
Odebrecht Finance Ltd.
7.00%, 04/21/20[b]	100	111,500
Petrobras International Finance Co.
5.75%, 01/20/20	450	502,271
Telemar Norte Leste SA
5.50%, 10/23/20[b]	100	103,700
Vale Overseas Ltd.
4.63%, 09/15/20	125	132,373
6.88%, 11/21/36	119	141,635
Voto Votorantim Overseas Trading Co.
6.63%, 09/25/19[b]	100	112,000

		2,111,516
CHILE — 1.40%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22[b]	37	37,674
Empresa Nacional de Petroleo
4.75%, 12/06/21[b]	100	103,383

		141,057

Security	Principal (000s)	Value

CHINA — 1.94%
Agile Property Holdings Ltd.
8.88%, 04/28/17[b]	$100	$95,750
Evergrande Real Estate Group Ltd.
13.00%, 01/27/15[b]	100	100,500

		196,250
COLOMBIA — 0.95%
BanColombia SA
6.13%, 07/26/20	47	49,820
Ecopetrol SA
7.63%, 07/23/19	37	46,454

		96,274
HONG KONG — 5.25%
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b]	100	106,982
Hutchison Whampoa International Ltd.
4.63%, 09/11/15[b]	100	106,923
Li & Fung Ltd.
5.25%, 05/13/20	100	106,926
Noble Group Ltd.
6.75%, 01/29/20[b]	100	98,000
Swire Pacific MTN Financing Ltd.
5.50%, 08/19/19	100	110,648

		529,479
INDIA — 4.21%
Axis Bank Ltd.
4.75%, 05/02/16[b]	100	100,321
ICICI Bank Ltd.
5.00%, 01/15/16[b]	116	118,580
State Bank of India
4.50%, 10/23/14	100	102,923
Vedanta Resources PLC
9.50%, 07/18/18[b]	100	102,750

		424,574
ISRAEL — 0.61%
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	50	61,462

		61,462

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

JAMAICA — 1.10%
Digicel Ltd.
12.00%, 04/01/14[b]	$100	$111,250

		111,250
MEXICO — 8.78%
America Movil SAB de CV
5.00%, 03/30/20	100	112,971
6.13%, 03/30/40	100	120,095
BBVA Bancomer SA Texas Agency
4.50%, 03/10/16[b]	158	158,000
Cemex Finance LLC
9.50%, 12/14/16[b]	100	98,500
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	103,868
Grupo Televisa SAB
6.63%, 01/15/40	41	49,117
Petroleos Mexicanos
6.50%, 06/02/41[b]	210	243,600

		886,151
PERU — 0.52%
Southern Copper Corp.
6.75%, 04/16/40	48	52,995

		52,995
QATAR — 3.11%
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	100	109,000
Qtel International Finance Ltd.
5.00%, 10/19/25[b]	200	204,500

		313,500
RUSSIA — 15.89%
ALROSA Finance SA
8.88%, 11/17/14[b]	100	110,500
Evraz Group SA
9.50%, 04/24/18[b]	100	108,910
Gazprom OAO Via Gaz Capital SA
4.95%, 05/23/16[b]	259	270,031
LUKOIL International Finance BV
6.38%, 11/05/14[b]	100	107,981
6.66%, 06/07/22[b]	120	132,941

Security	Principal (000s)	Value

Novatek Finance Ltd.
5.33%, 02/03/16[b]	$200	$208,384
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.18%, 05/16/13[b]	228	238,469
Sberbank of Russia Via SB Capital SA
6.47%, 07/02/13	100	105,066
TNK-BP Finance SA
6.63%, 03/20/17[b]	119	131,495
VTB Bank OJSC Via VTB Capital SA
6.47%, 03/04/15[b]	180	190,125

		1,603,902
SINGAPORE — 1.03%
PSA International Pte Ltd.
3.88%, 02/11/21	100	103,736

		103,736
SOUTH KOREA — 8.28%
Export-Import Bank of Korea (The)
4.38%, 09/15/21	200	203,688
Hana Bank
4.00%, 11/03/16[b]	200	206,733
Korea Development Bank
3.88%, 05/04/17	200	207,404
Korea Gas Corp.
6.00%, 07/15/14[b]	100	107,751
POSCO
8.75%, 03/26/14[b]	100	110,684

		836,260
UKRAINE — 0.98%
Metinvest BV
10.25%, 05/20/15[b]	100	99,250

		99,250
UNITED ARAB EMIRATES — 5.18%
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	99	108,165
DP World Ltd.
6.85%, 07/02/37[b]	100	96,250
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	100	107,600

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

Taqa Abu Dhabi National Energy Co.
4.75%, 09/15/14[b]	$200	$211,200

		523,215

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,097,024)		8,090,871

FOREIGN AGENCY OBLIGATIONS[a] — 16.66%

BRAZIL — 1.17%
Banco Nacional de Desenvolvimento Economico e Social
6.50%, 06/10/19[b]	100	118,250

		118,250
CHILE — 1.03%
Corporacion Nacional del Cobre de Chile
3.75%, 11/04/20[b]	100	104,179

		104,179
CHINA — 0.98%
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	98,504

		98,504
INDONESIA — 1.41%
Majapahit Holding BV
7.75%, 01/20/20[b]	120	142,200

		142,200
KAZAKHSTAN — 2.47%
KazMunaiGas National Co.
9.13%, 07/02/18[b]	200	249,250

		249,250
MALAYSIA — 2.46%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	100	112,188
Petronas Capital Ltd.
7.88%, 05/22/22[b]	100	136,448

		248,636
RUSSIA — 1.04%
Vnesheconombank Via VEB Finance PLC
5.45%, 11/22/17[b]	100	104,586

		104,586

Security	Principal (000s) or Shares	Value

SOUTH AFRICA — 2.13%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	$200	$215,000

		215,000
VENEZUELA — 3.97%
Petroleos de Venezuela SA
8.50%, 11/02/17[b]	130	116,025
9.00%, 11/17/21[b]	350	284,900

		400,925

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $1,668,817)		1,681,530

SHORT-TERM INVESTMENTS — 1.51%

MONEY MARKET FUNDS — 1.51%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	152,350	152,350

		152,350

TOTAL SHORT-TERM INVESTMENTS
(Cost: $152,350)		152,350

TOTAL INVESTMENTS IN SECURITIES — 98.32%
(Cost: $9,918,191)		9,924,751
Other Assets, Less Liabilities — 1.68%		169,891

NET ASSETS — 100.00%		$10,094,642

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

April 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 22.54%

BRAZIL — 3.54%
Fibria Overseas Finance Ltd.
7.50%, 05/04/20[b]	$100	$104,750
JBS USA LLC
7.25%, 06/01/21[b]	50	47,750
OGX Austria GmbH
8.50%, 06/01/18[b]	200	207,500

		360,000
CHINA — 2.48%
Country Garden Holdings Co. Ltd.
11.25%, 04/22/17[b]	150	151,125
Evergrande Real Estate Group Ltd.
13.00%, 01/27/15[b]	100	100,500

		251,625
INDIA — 1.42%
Vedanta Resources PLC
9.50%, 07/18/18[b]	140	143,850

		143,850
JAMAICA — 2.36%
Digicel Ltd.
8.25%, 09/01/17[b]	230	239,775

		239,775
KAZAKHSTAN — 0.99%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	100	101,000

		101,000
MEXICO — 2.48%
Cemex Espana SA (Luxembourg)
9.25%, 05/12/20[b]	128	114,624
Cemex SAB de CV
9.00%, 01/11/18[b]	147	137,445

		252,069
RUSSIA — 6.70%
ALROSA Finance SA
8.88%, 11/17/14[b]	216	238,680
VimpelCom Holdings BV
6.25%, 03/01/17[b]	200	199,750
7.50%, 03/01/22[b]	250	242,500

		680,930

Security	Principal (000s)	Value

SOUTH KOREA — 0.98%
Woori Bank
6.21%, 05/02/17[b,c]	$100	$100,000

		100,000
UNITED ARAB EMIRATES — 1.59%
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	150	161,400

		161,400

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,290,675)		2,290,649

FOREIGN AGENCY OBLIGATIONS[a] — 9.05%

PHILIPPINES — 1.94%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	160	196,800

		196,800
VENEZUELA — 7.11%
Petroleos de Venezuela SA
5.50%, 04/12/37[b]	1,200	722,819

		722,819

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $910,827)		919,619

FOREIGN GOVERNMENT OBLIGATIONS[a] — 62.92%

ARGENTINA — 2.38%
Argentina (Republic of)
2.50%, 12/31/38[d]	200	67,500
8.28%, 12/31/33[e]	253	174,229

		241,729
BELARUS — 0.91%
Belarus (Republic of)
8.95%, 01/26/18[b]	100	92,500

		92,500
DOMINICAN REPUBLIC — 2.03%
Dominican Republic
9.04%, 01/23/18[b]	186	205,873

		205,873

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

April 30, 2012

Security	Principal (000s)	Value

EGYPT — 0.92%
Egypt (Arab Republic of)
5.75%, 04/29/20[b]	$100	$93,500

		93,500
EL SALVADOR — 1.21%
El Salvador (Republic of)
7.65%, 06/15/35[b]	119	123,463

		123,463
HUNGARY — 2.89%
Hungary (Republic of)
6.38%, 03/29/21	158	151,680
7.63%, 03/29/41	150	142,313

		293,993
LEBANON — 4.32%
Lebanon (Republic of)
6.38%, 03/09/20	200	212,000
8.50%, 08/06/15	200	227,250

		439,250
PAKISTAN — 0.76%
Pakistan (Islamic Republic of)
6.88%, 06/01/17[b]	100	77,000

		77,000
PHILIPPINES — 10.86%
Philippines (Republic of the)
8.00%, 01/15/16	100	120,000
8.38%, 06/17/19	200	267,000
9.50%, 02/02/30	450	716,062

		1,103,062
ROMANIA — 0.78%
Romania (Republic of)
6.75%, 02/07/22[b]	76	79,800

		79,800
SRI LANKA — 2.42%
Sri Lanka (Democratic Socialist Republic of)
7.40%, 01/22/15[b]	230	245,525

		245,525

Security	Principal (000s) or Shares	Value

TURKEY — 13.15%
Turkey (Republic of)
5.13%, 03/25/22	$842	$857,577
6.88%, 03/17/36	206	233,295
7.25%, 03/05/38	10	11,885
8.00%, 02/14/34	143	181,967
9.50%, 01/15/14	46	51,451

		1,336,175
UKRAINE — 3.36%
Ukraine (Government of)
7.75%, 09/23/20[b]	377	341,185

		341,185
URUGUAY — 1.33%
Uruguay (Republic of)
7.63%, 03/21/36	96	135,498

		135,498
VENEZUELA — 14.53%
Venezuela (Bolivarian Republic of)
5.75%, 02/26/16[b]	1,150	1,040,750
12.75%, 08/23/22[b]	404	435,525

		1,476,275
VIETNAM — 1.07%
Vietnam (Socialist Republic of)
6.75%, 01/29/20[b]	100	108,625

		108,625

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $6,295,408)		6,393,453

SHORT-TERM INVESTMENTS — 4.01%

MONEY MARKET FUNDS — 4.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[f,g]	406,961	406,961

		406,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $406,961)		406,961

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

April 30, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 98.52%
(Cost: $9,903,871)	$10,010,682
Other Assets, Less Liabilities — 1.48%	150,082

NET ASSETS — 100.00%	$10,160,764

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[e]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

April 30, 2012

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 95.81%

BRAZIL — 12.14%
Brazil (Federative Republic of)
0.00%, 01/01/15	BRL	2,388	$991,477
10.00%, 01/01/13	BRL	3,300	1,760,245
10.00%, 01/01/21	BRL	1,881	960,087

			3,711,809

CHILE — 0.35%
Chile (Republic of)
5.50%, 08/05/20	CLP	50,000	107,347

			107,347

COLOMBIA — 4.01%
Colombia (Republic of)
9.25%, 05/14/14	COP	1,500,000	900,204
9.85%, 06/28/27	COP	397,000	327,477

			1,227,681

CZECH REPUBLIC — 4.29%
Czech (Republic of)
2.80%, 09/16/13	CZK	8,400	454,859
4.60%, 08/18/18	CZK	9,150	539,128
5.70%, 05/25/24	CZK	5,010	317,875

			1,311,862

EGYPT — 1.77%
Egypt (Arab Republic of)
11.60%, 10/05/13	EGP	3,462	540,038

			540,038

HUNGARY — 4.39%
Hungary (Republic of)
5.50%, 02/12/16	HUF	237,210	1,010,232
6.00%, 10/24/12	HUF	41,850	191,930
6.00%, 11/24/23	HUF	35,760	140,345

			1,342,507

INDONESIA — 4.25%
Indonesia (Republic of)
9.50%, 06/15/15	IDR	1,548,000	191,152
9.50%, 07/15/31	IDR	4,044,000	566,943
10.00%, 07/15/17	IDR	711,000	93,607

Security	Principal (000s)		Value

10.00%, 09/15/24	IDR	3,168,000	$448,880

			1,300,582

ISRAEL — 4.38%
Israel (State of)
3.50%, 09/30/13	ILS	1,440	385,923
6.00%, 02/28/19	ILS	3,245	953,810

			1,339,733
MALAYSIA — 4.53%
Malaysia (Federation of)
3.70%, 02/25/13	MYR	1,776	590,028
5.73%, 07/30/19	MYR	2,103	794,831

			1,384,859
MEXICO — 7.26%
United Mexican States
6.25%, 06/16/16	MXN	11,585	926,584
6.50%, 06/10/21	MXN	6,063	477,656
8.50%, 11/18/38	MXN	4,288	371,142
9.00%, 06/20/13	MXN	5,538	446,162

			2,221,544
PERU — 1.12%
Peru (Republic of)
8.20%, 08/12/26	PEN	717	342,031

			342,031
PHILIPPINES — 4.29%
Philippines (Republic of the)
4.95%, 01/15/21	PHP	7,000	170,875
7.00%, 01/27/16	PHP	26,514	688,139
8.13%, 12/16/35	PHP	15,360	452,320

			1,311,334
POLAND — 4.28%
Poland (Republic of)
5.25%, 04/25/13	PLN	996	317,530
5.75%, 04/25/14	PLN	1,017	328,901
5.75%, 09/23/22	PLN	2,040	661,747

			1,308,178
RUSSIA — 4.64%
Russian Federation (The)
7.85%, 03/10/18[a]	RUB	40,000	1,420,618

			1,420,618

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

April 30, 2012

Security	Principal (000s) or Shares		Value

SOUTH AFRICA — 4.27%
South Africa (Republic of)
6.25%, 03/31/36	ZAR	3,921	$377,977
8.25%, 09/15/17	ZAR	6,813	927,693

			1,305,670
SOUTH KOREA — 21.02%
Korea (Republic of)
3.75%, 06/10/13	KRW	500,000	443,982
4.25%, 12/10/12	KRW	1,562,790	1,389,469
4.75%, 09/17/13	KRW	1,396,960	1,257,236
5.25%, 09/10/15	KRW	1,585,970	1,478,536
5.50%, 09/10/17	KRW	768,000	741,269
5.50%, 12/10/29	KRW	1,050,030	1,117,341

			6,427,833
THAILAND — 4.42%
Thailand (Kingdom of)
3.63%, 05/22/15	THB	27,459	894,726
6.15%, 07/07/26	THB	11,448	456,088

			1,350,814
TURKEY — 4.40%
Turkey (Republic of)
10.00%, 01/09/13	TRY	744	424,460
10.00%, 06/17/15	TRY	1,587	922,092

			1,346,552

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $28,866,706)			29,300,992

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]		80,143	80,143

			80,143

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,143)			80,143

Value

TOTAL INVESTMENTS IN SECURITIES — 96.07%
(Cost: $28,946,849)	$29,381,135
Other Assets, Less Liabilities — 3.93%	1,201,928

NET ASSETS — 100.00%	$30,583,063

BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peru Nuevo
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	New Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 96.80%

BELGIUM — 0.78%
Ideal Standard International SA
11.75%, 05/01/18[a]	EUR	100	$67,514
Ontex IV SA
7.50%, 04/15/18[a]	EUR	100	125,744

			193,258

CANADA — 7.55%
Air Canada
10.13%, 08/01/15[b]	CAD	150	144,350
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	200	262,394
Connacher Oil and Gas Ltd.
8.75%, 08/01/18[b]	CAD	100	100,278
Corus Entertainment Inc.
7.25%, 02/10/17	CAD	150	161,143
Flint Energy Services Ltd.
7.50%, 06/15/19[b]	CAD	100	109,429
Ford Credit Canada Ltd.
7.50%, 08/18/15	CAD	450	497,183
Gateway Casinos & Entertainment Ltd.
8.88%, 11/15/17[b]	CAD	100	105,200
Paramount Resources Ltd.
8.25%, 12/13/17	CAD	150	153,600
Quebecor Media Inc.
7.38%, 01/15/21[b]	CAD	150	159,042
Vermilion Energy Inc.
6.50%, 02/10/16	CAD	100	105,939
Yellow Media Inc.
7.75%, 03/02/20	CAD	150	82,557

			1,881,115

FINLAND — 0.52%
Stora Enso OYJ
5.50%, 03/07/19[a]	EUR	100	129,714

			129,714

FRANCE — 14.84%
Alcatel-Lucent
8.50%, 01/15/16	EUR	100	131,918

Security	Principal (000s)		Value

Cegedim SA
7.00%, 07/27/15	EUR	100	$124,970
CMA CGM SA
8.88%, 04/15/19[a]	EUR	100	82,064
Crown European Holdings SA
7.13%, 08/15/18[a]	EUR	100	142,282
Faurecia
9.38%, 12/15/16[a]	EUR	100	144,962
Groupama SA
7.88%, 10/27/39[c]	EUR	150	113,163
Labco SAS
8.50%, 01/15/18[a]	EUR	125	137,318
Lafarge SA
5.38%, 06/26/17	EUR	550	717,033
Nexans SA
5.75%, 05/02/17	EUR	100	129,549
Numericable Finance & Co.
12.38%, 02/15/19[a]	EUR	100	129,046
PagesJaunes Finance & Co.
8.88%, 06/01/18[a]	EUR	100	97,943
Peugeot SA
5.63%, 07/11/17	EUR	300	394,960
Renault SA
5.63%, 06/30/15	EUR	500	686,224
Rexel SA
8.25%, 12/15/16	EUR	250	358,197
Tereos Europe
6.38%, 04/15/14[a]	EUR	125	173,509
Wendel SA
6.75%, 04/20/18	EUR	100	134,803

			3,697,941

GERMANY — 11.47%
ATU Auto-Teile-Unger Handels GmbH & Co. KG
11.00%, 05/15/14[a]	EUR	100	121,171
Beverage Packaging Holdings (Luxembourg) II SA
9.50%, 06/15/17[a]	EUR	150	180,168
Franz Haniel & Cie GmbH
5.88%, 02/01/17	EUR	350	491,500

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)		Value

Hapag-Lloyd AG
9.00%, 10/15/15[a]	EUR	100	$136,822
Heckler & Koch GmbH
9.50%, 05/15/18[a]	EUR	100	85,638
Heidelberger Druckmaschinen AG
9.25%, 04/15/18[a]	EUR	50	49,736
Kabel BW Holdings GmbH
7.50%, 03/15/19[a]	EUR	350	481,772
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18[a]	EUR	100	138,995
Kinove German Bondco GmbH
10.00%, 06/15/18[a]	EUR	100	135,768
Styrolution Group GmbH
7.63%, 05/15/16[a]	EUR	125	148,927
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
8.13%, 12/01/17[a]	EUR	500	695,153
UPCB Finance II Ltd.
6.38%, 07/01/20[a]	EUR	150	193,532

			2,859,182

GREECE — 0.78%
OTE PLC
7.25%, 02/12/15[d]	EUR	200	193,900

			193,900

IRELAND — 3.57%
Ardagh Glass Finance PLC
7.13%, 06/15/17[a]	EUR	150	187,984
Ardagh Packaging Finance PLC
7.38%, 10/15/17[a]	EUR	300	417,646
Smurfit Kappa Acquisitions
7.75%, 11/15/19[a]	EUR	200	284,232

			889,862

ITALY — 2.48%
Wind Acquisition Finance SA
11.75%, 07/15/17[a]	EUR	500	618,759

			618,759

JERSEY — 0.53%
Aston Martin Capital Ltd.
9.25%, 07/15/18[b]	GBP	100	131,532

			131,532

Security	Principal (000s)		Value

LUXEMBOURG — 11.22%
Capsugel FinanceCo SCA
9.88%, 08/01/19[a]	EUR	100	$144,935
ConvaTec Healthcare E SA
7.38%, 12/15/17[a]	EUR	150	205,819
Fiat Finance & Trade SA
6.38%, 04/01/16[a]	EUR	550	707,934
Fiat Industrial Finance Europe SA
5.25%, 03/11/15[a]	EUR	550	739,054
FMC Finance VIII SA
6.50%, 09/15/18[a]	EUR	250	361,925
KION Finance SA
7.88%, 04/15/18[a]	EUR	100	127,557
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21[a]	EUR	200	263,783
Xefin Lux SCA
8.00%, 06/01/18[a]	EUR	100	129,117
Zinc Capital SA
8.88%, 05/15/18[a]	EUR	100	115,231

			2,795,355

NETHERLANDS — 12.18%
Conti-Gummi Finance BV
7.50%, 09/15/17[a]	EUR	500	695,525
Goodyear Dunlop Tires Europe BV
6.75%, 04/15/19[a]	EUR	100	130,734
HeidelbergCement Finance BV
8.00%, 01/31/17[a]	EUR	500	728,647
OI European Group BV
6.75%, 09/15/20[a]	EUR	100	140,329
Phoenix PIB Finance BV
9.63%, 07/15/14[a]	EUR	125	180,962
Refresco Group BV
7.38%, 05/15/18[a]	EUR	100	121,220
Schaeffler Finance BV
7.75%, 02/15/17[a]	EUR	250	344,206
UPC Holding BV
8.38%, 08/15/20[a]	EUR	250	336,733
Ziggo Bond Co. BV
8.00%, 05/15/18[a]	EUR	250	356,945

			3,035,301

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)		Value

NEW ZEALAND — 0.84%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
7.75%, 10/15/16[a]	EUR	150	$209,213

			209,213

NORWAY — 0.33%
Norske Skogindustrier ASA
7.00%, 06/26/17	EUR	100	82,242

			82,242

PORTUGAL — 6.72%
Banco Comercial Portugues SA
5.63%, 04/23/14	EUR	350	409,970
Banco Espirito Santo SA
5.63%, 06/05/14	EUR	550	660,617
Caixa Geral de Depositos SA
5.13%, 02/19/14	EUR	400	513,537
Espirito Santo Financial Group SA
6.88%, 10/21/19	EUR	100	90,716

			1,674,840

SPAIN — 5.74%
Abengoa SA
9.63%, 02/25/15	EUR	200	270,710
Campofrio Food Group SA
8.25%, 10/31/16[a]	EUR	125	164,832
Cirsa Funding Luxembourg SA
8.75%, 05/15/18[a]	EUR	150	176,204
Inaer Aviation Finance Ltd.
9.50%, 08/01/17[a]	EUR	100	115,645
Nara Cable Funding Ltd.
8.88%, 12/01/18[a]	EUR	300	359,443
Obrascon Huarte Lain SA
7.38%, 04/28/15	EUR	150	206,481
8.75%, 03/15/18	EUR	100	136,440

			1,429,755

SWEDEN — 0.79%
Verisure Holding AB
8.75%, 09/01/18[a]	EUR	150	195,813

			195,813

Security	Principal (000s)		Value

SWITZERLAND — 1.12%
Sunrise Communications Holdings SA
8.50%, 12/31/18[a]	EUR	200	$277,945

			277,945

UNITED KINGDOM — 13.42%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18	GBP	100	164,496
BAA (SH) PLC
7.13%, 03/01/17	GBP	100	162,986
Bakkavor Finance (2) PLC
8.25%, 02/15/18[b]	GBP	100	133,968
Boparan Finance PLC
9.88%, 04/30/18[b]	GBP	150	248,449
EC Finance PLC
9.75%, 08/01/17[a]	EUR	200	267,701
Gala Group Finance PLC
8.88%, 09/01/18[b]	GBP	150	209,477
Investec Bank PLC
9.63%, 02/17/22[a]	GBP	125	198,926
Jaguar Land Rover PLC
8.13%, 05/15/18[b]	GBP	125	206,534
Kerling PLC
10.63%, 02/01/17[a]	EUR	200	256,769
Matalan Finance PLC
8.88%, 04/29/16[b]	GBP	100	138,433
Phones4u Finance PLC
9.50%, 04/01/18[b]	GBP	100	145,335
Priory Group No. 3 PLC
7.00%, 02/15/18[b]	GBP	150	231,399
R & R Ice Cream PLC
8.38%, 11/15/17[a]	EUR	100	133,131
Rexam PLC
6.75%, 06/29/17[c]	EUR	150	190,171
Thames Water Kemble Finance PLC
7.75%, 04/01/19[a]	GBP	100	164,444
Thomas Cook Group PLC
6.75%, 06/22/15	EUR	200	169,414
Towergate Finance PLC
10.50%, 02/15/19[b]	GBP	100	141,275

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s) or Shares		Value

Virgin Media Finance PLC
8.88%, 10/15/19	GBP	100	$181,942

			3,344,850

UNITED STATES — 1.92%
GMAC International Finance BV
7.50%, 04/21/15	EUR	250	344,205
Levi Strauss & Co.
7.75%, 05/15/18	EUR	100	135,502

			479,707

TOTAL CORPORATE BONDS & NOTES
(Cost: $24,495,643)			24,120,284

SHORT-TERM INVESTMENTS — 0.37%

MONEY MARKET FUNDS — 0.37%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[e,f]		91,482	91,482

			91,482

TOTAL SHORT-TERM INVESTMENTS
(Cost: $91,482)			91,482

TOTAL INVESTMENTS IN SECURITIES — 97.17%
(Cost: $24,587,125)			24,211,766
Other Assets, Less Liabilities — 2.83%			706,191

NET ASSETS — 100.00%			$24,917,957

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 95.89%

BELGIUM — 0.50%
Ontex IV SA
7.50%, 04/15/18[a]	EUR	100	$125,744

			125,744

CANADA — 2.60%
Bombardier Inc.
7.75%, 03/15/20[b]	USD	150	168,000
Ford Credit Canada Ltd.
7.50%, 08/18/15	CAD	100	110,485
Novelis Inc.
8.75%, 12/15/20	USD	150	165,187
Precision Drilling Corp.
6.63%, 11/15/20	USD	100	104,500
Quebecor Media Inc.
7.38%, 01/15/21[b]	CAD	100	106,028

			654,200

CAYMAN ISLANDS — 1.48%
Offshore Group Investments Ltd.
11.50%, 08/01/15	USD	100	109,167
Seagate HDD Cayman
7.75%, 12/15/18	USD	100	110,750
UPCB Finance III Ltd.
6.63%, 07/01/20[b]	USD	150	151,875

			371,792

FRANCE — 2.68%
Lafarge SA
5.38%, 06/26/17	EUR	250	325,924
Renault SA
5.63%, 06/30/15	EUR	150	205,867
Rexel SA
8.25%, 12/15/16	EUR	100	143,279

			675,070

GERMANY — 1.51%
ATU Auto-Teile-Unger Handels GmbH & Co. KG
11.00%, 05/15/14[a]	EUR	100	121,171

Security	Principal (000s)		Value

Beverage Packaging Holdings (Luxembourg) II SA
9.50%, 06/15/17[a]	EUR	100	$120,112
Kabel BW Holdings GmbH
7.50%, 03/15/19[a]	EUR	100	137,649

			378,932

GREECE — 0.38%
OTE PLC
7.25%, 02/12/15[c]	EUR	100	96,950

			96,950

IRELAND — 1.39%
Ardagh Packaging Finance PLC
7.38%, 10/15/17[a]	EUR	150	208,823
Smurfit Kappa Acquisitions
7.75%, 11/15/19[a]	EUR	100	142,116

			350,939

ITALY — 1.49%
Wind Acquisition Finance SA
7.25%, 02/15/18[b]	USD	200	190,500
11.75%, 07/15/17[a]	EUR	150	185,628

			376,128

JAMAICA — 0.44%
Digicel Group Ltd.
10.50%, 04/15/18[b]	USD	100	110,050

			110,050

LUXEMBOURG — 4.21%
CHC Helicopter SA
9.25%, 10/15/20[b]	USD	100	99,975
ConvaTec Healthcare E SA
7.38%, 12/15/17[a]	EUR	100	137,213
Fiat Finance & Trade SA
6.38%, 04/01/16[a]	EUR	250	321,788
Fiat Industrial Finance Europe SA
5.25%, 03/11/15[a]	EUR	100	134,373
Intelsat (Luxembourg) SA
11.25%, 02/04/17	USD	150	155,705
Intelsat Jackson Holdings SA
7.25%, 04/01/19	USD	200	209,438

			1,058,492

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)		Value

MEXICO — 0.37%
NII Capital Corp.
7.63%, 04/01/21	USD	100	$93,500

			93,500

NETHERLANDS — 4.14%
Conti-Gummi Finance BV
7.50%, 09/15/17[a]	EUR	150	208,658
HeidelbergCement Finance BV
8.00%, 01/31/17[a]	EUR	300	437,188
NXP BV/NXP Funding LLC
9.75%, 08/01/18[b]	USD	100	114,111
Schaeffler Finance BV
7.75%, 02/15/17[a]	EUR	100	137,682
Ziggo Bond Co. BV
8.00%, 05/15/18[a]	EUR	100	142,778

			1,040,417

PORTUGAL — 0.72%
Banco Espirito Santo SA
5.63%, 06/05/14	EUR	150	180,168

			180,168

SPAIN — 1.82%
Abengoa SA
9.63%, 02/25/15	EUR	50	67,678
Campofrio Food Group SA
8.25%, 10/31/16[a]	EUR	100	131,865
Nara Cable Funding Ltd.
8.88%, 12/01/18[a]	EUR	100	119,814
Obrascon Huarte Lain SA
7.38%, 04/28/15	EUR	100	137,654

			457,011

SWEDEN — 0.52%
Verisure Holding AB
8.75%, 09/01/18[a]	EUR	100	130,542

			130,542

UNITED KINGDOM — 4.63%
Boparan Finance PLC
9.88%, 04/30/18[b]	GBP	100	165,633

Security	Principal (000s)		Value

CEVA Group PLC
11.50%, 04/01/18[b]	USD	100	$97,750
EC Finance PLC
9.75%, 08/01/17[a]	EUR	100	133,851
Expro Finance Luxembourg SCA
8.50%, 12/15/16[b]	USD	100	96,500
Ineos Finance PLC
9.00%, 05/15/15[b]	USD	100	106,625
Investec Bank PLC
9.63%, 02/17/22[a]	GBP	100	159,141
Kerling PLC
10.63%, 02/01/17[a]	EUR	100	128,384
Thames Water Kemble Finance PLC
7.75%, 04/01/19[a]	GBP	100	164,444
Virgin Media Finance PLC Series 1
9.50%, 08/15/16	USD	100	111,937

			1,164,265

UNITED STATES — 67.01%
Advanced Micro Devices Inc.
8.13%, 12/15/17	USD	100	110,250
AES Corp. (The)
8.00%, 10/15/17	USD	250	284,844
Ally Financial Inc.
8.00%, 03/15/20	USD	250	285,625
AMC Entertainment Inc.
9.75%, 12/01/20	USD	100	97,500
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20	USD	100	101,833
Arch Coal Inc.
7.00%, 06/15/19[b]	USD	200	178,750
ATP Oil & Gas Corp.
11.88%, 05/01/15	USD	100	76,650
Avaya Inc.
9.75%, 11/01/15	USD	100	98,750
Ball Corp.
5.75%, 05/15/21	USD	100	107,250
Berry Plastics Corp.
9.50%, 05/15/18	USD	100	106,125

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)		Value

Biomet Inc.
11.63%, 10/15/17	USD	100	$108,800
Cablevision Systems Corp.
7.75%, 04/15/18	USD	150	159,000
Calpine Corp.
7.50%, 02/15/21[b]	USD	350	373,406
Case New Holland Inc.
7.88%, 12/01/17	USD	100	116,083
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21	USD	150	156,687
7.88%, 04/30/18	USD	250	271,062
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19	USD	100	106,725
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%, 11/15/17[b]	USD	100	107,825
Chesapeake Energy Corp.
6.63%, 08/15/20	USD	200	194,333
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19	USD	200	206,893
Cincinnati Bell Inc.
8.38%, 10/15/20	USD	100	100,250
CIT Group Inc.
5.50%, 02/15/19[b]	USD	150	154,031
7.00%, 05/02/16[b]	USD	350	350,802
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16	USD	100	105,700
Clear Channel Communications Inc.
9.00%, 03/01/21	USD	100	90,321
Clear Channel Worldwide Holdings Inc. Series B
9.25%, 12/15/17	USD	150	164,438
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15[b]	USD	150	138,125
CommScope Inc.
8.25%, 01/15/19[b]	USD	100	106,450
Community Health Systems Inc.
8.00%, 11/15/19[b]	USD	200	211,250

Security	Principal (000s)		Value

Concho Resources Inc.
6.50%, 01/15/22	USD	100	$105,333
Consol Energy Inc.
8.00%, 04/01/17	USD	150	158,063
Cricket Communications Inc.
7.75%, 10/15/20	USD	100	93,750
DaVita Inc.
6.38%, 11/01/18	USD	100	104,771
Denbury Resources Inc.
8.25%, 02/15/20	USD	100	111,250
DISH DBS Corp.
7.88%, 09/01/19	USD	150	173,313
E*Trade Financial Corp.
12.50%, 11/30/17	USD	150	174,375
Edison Mission Energy
7.00%, 05/15/17	USD	100	62,375
El Paso Corp.
7.00%, 06/15/17	USD	100	112,394
Energy Future Holdings Corp.
10.00%, 01/15/20	USD	150	162,188
Energy Transfer Equity LP
7.50%, 10/15/20	USD	150	166,313
Equinix Inc.
7.00%, 07/15/21	USD	100	109,208
First Data Corp.
7.38%, 06/15/19[b]	USD	150	153,500
12.63%, 01/15/21	USD	250	250,670
Ford Motor Credit Co. LLC
5.00%, 05/15/18	USD	400	431,000
5.63%, 09/15/15	USD	150	162,602
Freescale Semiconductor Inc.
9.25%, 04/15/18[b]	USD	200	219,215
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[b]	USD	200	203,333
Frontier Communications Corp.
8.25%, 04/15/17	USD	200	215,500
GenOn Energy Inc.
9.50%, 10/15/18	USD	100	94,667
Goodyear Tire & Rubber Co. (The)
8.25%, 08/15/20	USD	100	105,643

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)		Value

Hanesbrands Inc.
6.38%, 12/15/20	USD	100	$103,078
Harrah’s Operating Co. Inc.
10.00%, 12/15/18	USD	250	189,250
11.25%, 06/01/17	USD	150	165,375
HCA Holdings Inc.
7.75%, 05/15/21	USD	100	104,417
HCA Inc.
6.50%, 02/15/20	USD	500	534,000
Hertz Corp. (The)
6.75%, 04/15/19	USD	150	156,250
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20	USD	100	94,833
Host Hotels & Resorts LP
5.88%, 06/15/19	USD	100	105,750
Hughes Satellite Systems Corp.
7.63%, 06/15/21	USD	100	108,250
Huntsman International LLC
5.50%, 06/30/16	USD	100	99,833
Inergy LP/Inergy Finance Corp.
7.00%, 10/01/18	USD	100	102,250
International Lease Finance Corp.
4.88%, 04/01/15	USD	200	200,027
8.25%, 12/15/20	USD	200	224,000
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18[b]	USD	100	103,292
Level 3 Escrow Inc.
8.13%, 07/01/19[b]	USD	200	205,417
Limited Brands Inc.
6.90%, 07/15/17	USD	200	222,875
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19[b]	USD	200	196,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.75%, 11/01/20	USD	150	163,978
McClatchy Co. (The)
11.50%, 02/15/17	USD	100	105,271
MetroPCS Wireless Inc.
7.88%, 09/01/18	USD	100	102,500

Security	Principal (000s)		Value

MGM Resorts International
7.50%, 06/01/16	USD	100	$103,875
9.00%, 03/15/20	USD	100	111,500
Mylan Inc.
6.00%, 11/15/18[b]	USD	200	210,250
NRG Energy Inc.
7.63%, 05/15/19	USD	250	245,937
Peabody Energy Corp.
6.00%, 11/15/18[b]	USD	150	152,250
Pinnacle Foods Finance LLC
9.25%, 04/01/15	USD	150	154,062
Plains Exploration & Production Co.
6.63%, 05/01/21	USD	100	103,400
Quicksilver Resources Inc.
8.25%, 08/01/15	USD	100	100,063
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18	USD	100	108,625
Realogy Corp.
7.88%, 02/15/19[b]	USD	100	98,167
Residential Capital LLC
9.63%, 05/15/15	USD	100	93,542
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
7.13%, 04/15/19[b]	USD	350	365,918
9.88%, 08/15/19[b]	USD	150	154,500
Rite Aid Corp.
9.50%, 06/15/17	USD	150	149,953
Sabine Pass LNG LP
7.50%, 11/30/16	USD	100	106,500
Samson Investment Co.
9.75%, 02/15/20[b]	USD	150	156,469
SandRidge Energy Inc.
7.50%, 03/15/21	USD	100	100,125
Sealed Air Corp.
8.13%, 09/15/19[b]	USD	100	111,583
Sears Holdings Corp.
6.63%, 10/15/18	USD	100	88,583
Springleaf Finance Corp.
6.90%, 12/15/17	USD	150	121,875
Sprint Nextel Corp.
9.00%, 11/15/18[b]	USD	150	165,038

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)		Value

11.50%, 11/15/21[b]	USD	100	$106,500
Standard Pacific Corp.
8.38%, 05/15/18	USD	100	106,625
SunGard Data Systems Inc.
7.38%, 11/15/18	USD	100	106,667
SUPERVALU Inc.
8.00%, 05/01/16	USD	100	104,958
Tenet Healthcare Corp.
8.88%, 07/01/19	USD	150	168,906
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance Inc.
11.50%, 10/01/20[b]	USD	150	93,000
Toys R Us Property Co. I LLC
10.75%, 07/15/17	USD	100	109,906
TransDigm Inc.
7.75%, 12/15/18	USD	150	162,656
United States Steel Corp.
7.38%, 04/01/20	USD	100	102,375
Univision Communications Inc.
6.88%, 05/15/19[b]	USD	150	151,500
UR Financing Escrow Corp.
7.38%, 05/15/20[b]	USD	150	157,125
USG Corp.
6.30%, 11/15/16	USD	100	96,250
Valeant Pharmaceuticals International Inc.
6.88%, 12/01/18[b]	USD	250	258,333
Vulcan Materials Co.
7.50%, 06/15/21	USD	100	110,083
West Corp.
8.63%, 10/01/18	USD	100	109,833
Windstream Corp.
7.75%, 10/15/20	USD	200	213,800
WMG Acquisition Corp.
9.50%, 06/15/16	USD	100	109,375
WPX Energy Inc.
6.00%, 01/15/22[b]	USD	100	97,188
XM Satellite Radio Inc.
7.63%, 11/01/18[b]	USD	150	163,250

			16,857,212

TOTAL CORPORATE BONDS & NOTES
(Cost: $24,174,196)			24,121,412

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.41%

MONEY MARKET FUNDS — 1.41%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	354,485	$354,485

		354,485

TOTAL SHORT-TERM INVESTMENTS
(Cost: $354,485)		354,485

TOTAL INVESTMENTS IN SECURITIES — 97.30%
(Cost: $24,528,681)		24,475,897
Other Assets, Less Liabilities — 2.70%		679,197

NET ASSETS — 100.00%		$25,155,094

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

USD — United States Dollar

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

April 30, 2012

	iShares Emerging Markets Corporate Bond Fund	iShares Emerging Markets High Yield Bond Fund	iShares Emerging Markets Local Currency Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$9,765,841	$9,496,910	$28,866,706
Affiliated (Note 2)	152,350	406,961	80,143

Total cost of investments	$9,918,191	$9,903,871	$28,946,849

Investments in securities, at fair value (Note 1):
Unaffiliated	$9,772,401	$9,603,721	$29,300,992
Affiliated (Note 2)	152,350	406,961	80,143

Total fair value of investments	9,924,751	10,010,682	29,381,135
Foreign currencies, at value[a]	—	—	276,435
Cash	4,438	2,875	—
Receivables:
Investment securities sold	—	—	1,000,017
Interest	167,593	152,000	540,231

Total Assets	10,096,782	10,165,557	31,197,818

LIABILITIES
Payables:
Investment securities purchased	—	—	596,576
Deferred foreign capital gains taxes (Note 1)	—	—	3,259
Investment advisory fees (Note 2)	2,140	4,793	14,920

Total Liabilities	2,140	4,793	614,755

NET ASSETS	$10,094,642	$10,160,764	$30,583,063

Net assets consist of:
Paid-in capital	$10,075,678	$10,015,935	$29,964,503
Undistributed net investment income	12,404	38,018	178,705
Undistributed net realized gain	—	—	3,735
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	6,560	106,811	436,120

NET ASSETS	$10,094,642	$10,160,764	$30,583,063

Shares outstanding[b]	200,000	200,000	600,000

Net asset value per share	$50.47	$50.80	$50.97

[a]	Cost of foreign currencies: $ —, $ — and $273,777, respectively.
[b]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

April 30, 2012

	iShares Global ex USD High Yield Corporate Bond Fund	iShares Global High Yield Corporate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$24,495,643	$24,174,196
Affiliated (Note 2)	91,482	354,485

Total cost of investments	$24,587,125	$24,528,681

Investments in securities, at fair value (Note 1):
Unaffiliated	$24,120,284	$24,121,412
Affiliated (Note 2)	91,482	354,485

Total fair value of investments	24,211,766	24,475,897
Foreign currencies, at value[a]	389,971	261,387
Receivables:
Investment securities sold	109,397	341,813
Due from custodian (Note 4)	868,335	—
Interest	611,269	516,748

Total Assets	26,190,738	25,595,845

LIABILITIES
Payables:
Investment securities purchased	1,265,543	433,420
Investment advisory fees (Note 2)	7,238	7,331

Total Liabilities	1,272,781	440,751

NET ASSETS	$24,917,957	$25,155,094

Net assets consist of:
Paid-in capital	$25,178,831	$25,116,410
Undistributed net investment income	108,579	100,971
Undistributed net realized gain (accumulated net realized loss)	626	(12,647)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(370,079)	(49,640)

NET ASSETS	$24,917,957	$25,155,094

Shares outstanding[b]	500,000	500,000

Net asset value per share	$49.84	$50.31

[a]	Cost of foreign currencies: $382,918 and $257,699, respectively.
[b]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended April 30, 2012

	iShares Emerging Markets Corporate Bond Fund[a]	iShares Emerging Markets High Yield Bond Fund[b]	iShares Emerging Markets Local Currency Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated[c]	$14,544	$42,802	$845,166
Interest — affiliated (Note 2)	—	9	17

Total investment income	14,544	42,811	845,183

EXPENSES
Investment advisory fees (Note 2)	2,140	4,793	89,755

Total expenses	2,140	4,793	89,755

Net investment income	12,404	38,018	755,428

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[d]	—	—	25,553
Foreign currency transactions	—	—	(21,818)

Net realized gain	—	—	3,735

Net change in unrealized appreciation/depreciation on:
Investments[e]	6,560	106,811	(270,725)
Translation of assets and liabilities in foreign currencies	—	—	(9,603)

Net change in unrealized appreciation/depreciation	6,560	106,811	(280,328)

Net realized and unrealized gain (loss)	6,560	106,811	(276,593)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,964	$144,829	$478,835

[a]	For the period from April 17, 2012 (commencement of operations) to April 30, 2012.
[b]	For the period from April 3, 2012 (commencement of operations) to April 30, 2012.
[c]	Net of foreign withholding tax of $ —, $ — and $26,818, respectively.
[d]	Net of foreign capital gains taxes of $ —, $ — and $332, respectively.
[e]	Net of deferred foreign capital gains taxes of $ —, $ — and $2,548, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Period ended April 30, 2012

	iShares Global ex USD High Yield Corporate Bond Fund[a]	iShares Global High Yield Corporate Bond Fund[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$115,801	$108,283
Interest — affiliated (Note 2)	16	19

Total investment income	115,817	108,302

EXPENSES
Investment advisory fees (Note 2)	9,952	10,080

Total expenses	9,952	10,080
Less investment advisory fees waived (Note 2)	(2,714)	(2,749)

Net expenses	7,238	7,331

Net investment income	108,579	100,971

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	446	(11,299)
Foreign currency transactions	180	(1,348)

Net realized gain (loss)	626	(12,647)

Net change in unrealized appreciation/depreciation on:
Investments	(375,359)	(52,784)
Translation of assets and liabilities in foreign currencies	5,280	3,144

Net change in unrealized appreciation/depreciation	(370,079)	(49,640)

Net realized and unrealized loss	(369,453)	(62,287)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(260,874)	$38,684

[a]	For the period from April 3, 2012 (commencement of operations) to April 30, 2012.

See notes to financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Emerging Markets Corporate Bond Fund	iShares Emerging Markets High Yield Bond Fund
	Period from April 17, 2012[a] to April 30, 2012 (Unaudited)	Period from April 3, 2012[a] to April 30, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,404	$38,018
Net change in unrealized appreciation/depreciation	6,560	106,811

Net increase in net assets resulting from operations	18,964	144,829

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,075,678	10,015,935

Net increase in net assets from capital share transactions	10,075,678	10,015,935

INCREASE IN NET ASSETS	10,094,642	10,160,764

NET ASSETS
Beginning of period	—	—

End of period	$10,094,642	$10,160,764

Undistributed net investment income included in net assets at end of period	$12,404	$38,018

SHARES ISSUED
Shares sold	200,000	200,000

Net increase in shares outstanding	200,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares Emerging Markets Local Currency Bond Fund		iShares Global ex USD High Yield Corporate Bond Fund
	Six months ended April 30, 2012 (Unaudited)	Period from October 18, 2011[a] to October 31, 2011	Period from April 3, 2012[a] to April 30, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$755,428	$13,024	$108,579
Net realized gain (loss)	3,735	(301,685)	626
Net change in unrealized appreciation/depreciation	(280,328)	716,448	(370,079)

Net increase (decrease) in net assets resulting from operations	478,835	427,787	(260,874)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(576,728)	—	—

Total distributions to shareholders	(576,728)	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	30,253,169	25,178,831

Net increase in net assets from capital share transactions	—	30,253,169	25,178,831

INCREASE (DECREASE) IN NET ASSETS	(97,893)	30,680,956	24,917,957

NET ASSETS
Beginning of period	30,680,956	—	—

End of period	$30,583,063	$30,680,956	$24,917,957

Undistributed net investment income included in net assets at end of period	$178,705	$5	$108,579

SHARES ISSUED
Shares sold	—	600,000	500,000

Net increase in shares outstanding	—	600,000	500,000

[a]	Commencement of operations.

See notes to financial statements.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

iShares Global High Yield Corporate Bond Fund
Period from April 3, 2012[a] to April 30, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$100,971
Net realized loss	(12,647)
Net change in unrealized appreciation/depreciation	(49,640)

Net increase in net assets resulting from operations	38,684

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,116,410

Net increase in net assets from capital share transactions	25,116,410

INCREASE IN NET ASSETS	25,155,094

NET ASSETS
Beginning of period	—

End of period	$25,155,094

Undistributed net investment income included in net assets at end of period	$100,971

SHARES ISSUED
Shares sold	500,000

Net increase in shares outstanding	500,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares Emerging Markets Corporate Bond Fund

Period from Apr. 17, 2012[a] to Apr. 30, 2012 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income[b]	0.06
Net realized and unrealized gain[c]	0.41

Total from investment operations	0.47

Net asset value, end of period	$50.47

Total return	0.94%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,095
Ratio of expenses to average net assets[e]	0.60%
Ratio of net investment income to average net assets[e]	3.48%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares Emerging Markets High Yield Bond Fund
Period from Apr. 3, 2012[a] to Apr. 30, 2012 (Unaudited)
Net asset value, beginning of period	$50.02

Income from investment operations:
Net investment income[b]	0.19
Net realized and unrealized gain[c]	0.59

Total from investment operations	0.78

Net asset value, end of period	$50.80

Total return	1.56%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,161
Ratio of expenses to average net assets[e]	0.65%
Ratio of net investment income to average net assets[e]	5.16%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Emerging Markets Local Currency Bond Fund

	Six months ended Apr. 30, 2012 (Unaudited)	Period from Oct. 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$51.13	$49.85

Income from investment operations:
Net investment income[b]	1.26	0.02
Net realized and unrealized gain (loss)[c]	(0.46)	1.26

Total from investment operations	0.80	1.28

Less distributions from:
Net investment income	(0.96)	—

Total distributions	(0.96)	—

Net asset value, end of period	$50.97	$51.13

Total return	1.61%[d]	2.57%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,583	$30,681
Ratio of expenses to average net assets[e]	0.60%	0.60%
Ratio of net investment income to average net assets[e]	5.05%	1.21%
Portfolio turnover rate[f]	23%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares Global ex USD High Yield Corporate Bond Fund

Period from Apr. 3, 2012[a] to Apr. 30, 2012 (Unaudited)
Net asset value, beginning of period	$50.14

Income from investment operations:
Net investment income[b]	0.22
Net realized and unrealized loss[c]	(0.52)

Total from investment operations	(0.30)

Net asset value, end of period	$49.84

Total return	(0.60)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,918
Ratio of expenses to average net assets[e]	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.55%
Ratio of net investment income to average net assets[e]	6.00%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares Global High Yield Corporate Bond Fund

Period from Apr. 3, 2012[a] to Apr. 30, 2012 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income[b]	0.20
Net realized and unrealized gain[c]	0.11

Total from investment operations	0.31

Net asset value, end of period	$50.31

Total return	0.62%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,155
Ratio of expenses to average net assets[e]	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.55%
Ratio of net investment income to average net assets[e]	5.51%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Emerging Markets Corporate[a]	Non-diversified
Emerging Markets High Yield[b]	Non-diversified
Emerging Markets Local Currency	Non-diversified
Global ex USD High Yield Corporate[b]	Non-diversified
Global High Yield Corporate[b]	Non-diversified

[a]	Fund commenced operations on April 17, 2012.
[b]	Fund commenced operations on April 3, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Directors of the Company (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Emerging Markets Corporate
Assets:
Corporate Bonds & Notes	$—	$8,090,871	$—	$8,090,871
Foreign Agency Obligations	—	1,681,530	—	1,681,530
Short-Term Investments	152,350	—	—	152,350

	$152,350	$9,772,401	$—	$9,924,751

Emerging Markets High Yield
Assets:
Corporate Bonds & Notes	$—	$2,290,649	$—	$2,290,649
Foreign Agency Obligations	—	919,619	—	919,619
Foreign Government Obligations	—	6,393,453	—	6,393,453
Short-Term Investments	406,961	—	—	406,961

	$406,961	$9,603,721	$—	$10,010,682

Emerging Markets Local Currency
Assets:
Foreign Government Obligations	$—	$29,300,992	$—	$29,300,992
Short-Term Investments	80,143	—	—	80,143

	$80,143	$29,300,992	$—	$29,381,135

Global ex USD High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$24,120,284	$—	$24,120,284
Short-Term Investments	91,482	—	—	91,482

	$91,482	$24,120,284	$—	$24,211,766

Global High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$24,121,412	$—	$24,121,412
Short-Term Investments	354,485	—	—	354,485

	$354,485	$24,121,412	$—	$24,475,897

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of April 30, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares Emerging Markets Local Currency Bond Fund, iShares Global ex USD High Yield Corporate Bond Fund and iShares Global High Yield Corporate Bond Fund.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Emerging Markets Corporate	0.60%
Emerging Markets High Yield	0.65
Emerging Markets Local Currency	0.60
Global ex USD High Yield Corporate	0.55
Global High Yield Corporate	0.55

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Global ex USD High Yield Corporate Bond Fund and the iShares Global High Yield Corporate Bond Fund through December 31, 2014 in order to limit total annual operating expenses to 0.40% of average daily net assets.

At the Special Meeting of the Board of Directors held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

As of April 30, 2012, The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain directors and officers of the Company are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended April 30, 2012 were as follows:

iShares Bond Fund	Purchases	Sales
Emerging Markets Corporate	$9,769,036	$—
Emerging Markets High Yield	858,442	—
Emerging Markets Local Currency	6,714,842	7,059,159
Global ex USD High Yield Corporate	6,445,509	106,534
Global High Yield Corporate	11,450,268	334,759

In-kind transactions (see Note 4) for the period ended April 30, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Emerging Markets High Yield	$8,639,328	$—
Global ex USD High Yield Corporate	18,152,280	—
Global High Yield Corporate	13,074,693	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Corporate	$9,918,191	$41,810	$(35,250)	$6,560
Emerging Markets High Yield	9,903,871	123,677	(16,866)	106,811
Emerging Markets Local Currency	28,946,844	742,635	(308,344)	434,291
Global ex USD High Yield Corporate	24,587,125	67,714	(443,073)	(375,359)
Global High Yield Corporate	24,528,681	143,703	(196,487)	(52,784)

Management has reviewed the tax positions as of April 30, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	47

Board Review and Approval of Investment Advisory

Contracts (Unaudited)

iSHARES®, INC.

I. iShares Emerging Markets Corporate Bond Fund and iShares Emerging Markets High Yield Bond Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the proposed Investment Advisory Contract between the Company and BFA on behalf of the Funds (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on March 14-15, 2012, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Directors were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds and their shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES®, INC.

as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of various factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange-traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange-traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Funds fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying indexes as the Funds. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	49

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES®, INC.

risks of managing and providing other services to the Funds, as publicly traded exchange-traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, for lending any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

II. iShares Global ex USD High Yield Corporate Bond Fund and iShares Global High Yield Corporate Bond Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the proposed Investment Advisory Contract between the Company and BFA on behalf of the Funds (the “Advisory Contract”), and the proposed sub-advisory agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Funds. As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract and Sub-Advisory Agreement.

At a meeting held on March 14-15, 2012, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings, including in connection with the use of BIL as a sub-adviser for other iShares Funds. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Directors were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Agreements for the Funds, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA (and any services to be provided by BIL on BFA’s behalf or direction) under the Advisory Agreements. In reviewing the scope of these

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES®, INC.

services, the Board considered the investment philosophy and experience of BFA and BIL as well as the resources expected to be available from BFA and BIL and their affiliates for the support of the Funds and their shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and BIL and their affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered the compliance program of BFA and BIL and their compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA and BIL to the Funds under the Advisory Agreements supported the Board’s approval of the Advisory Agreements.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any, exchange-traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange-traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group. The Board noted that there would be no additional fees imposed on the Funds relating to the Sub-Advisory Agreement.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Agreements.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	51

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES®, INC.

expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Agreements’ initial two year term, any adjustments in Funds fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the Advisory Agreements.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying indexes as the Funds. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange-traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA and BIL would not use soft dollars or consider the value of research or other services that may be provided to BFA and BIL (including their affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, for lending any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES®, INC.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Agreements.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	53

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Emerging Markets Local Currency	$0.96121	$—	$—	$0.96121	100%	—%	—%	100%

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited or Morningstar, Inc., nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds uses to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-102-0412

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: June 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: June 20, 2012

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: June 20, 2012